Deferred Revenue	12 Months Ended
Dec. 31, 2021
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure
19
. Deferred Revenue
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2019	2020	2021
Deferred revenue - beginning of year	2,366	85,498	308,384
Additions	1,865,564	5,297,728	19,339,153
Recognition	(1,782,432)	(5,074,842)	(18,750,249)

Deferred revenue - end of year	85,498	308,384	897,288

Deferred revenue represents the transaction price allocated to the performance obligations that are not yet satisfied
, which primarily arises from the undelivered vehicles, charging piles, free battery
charging within 4 years or 100,000 kilometers, the extended lifetime warranty, option between household charging pile and charging card, services of lifetime free battery

charging in XPeng-branded charging station, lifetime warranty of battery as well as vehicle internet connection services, with unrecognized deferred revenue balance of RMB85,498, RMB308,384 and RMB897,288 as of December 31, 2019, 2020 and 2021, respectively.
The Group expects that 47% of the transaction price allocated to unsatisfied performance obligations which were accounted for as deferred revenue as of December 31, 2021 will be recognized as revenue during the period from January 1, 2022 to December 31, 2022. The remaining 53% will be substantially recognized during the period from January 1, 2023 to December 31, 2031.